Tax - Tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	$ 17,167	$ 7,112	$ 18,867
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	3,305	1,422	3,821
Impact of differently taxed overseas profits in overseas locations	407	43	71
– deferred tax remeasurement due to US federal tax rate reduction	1,288
– local taxes and overseas withholding taxes	618	434	416
– other permanent disallowables	400	438	421
– bank levy	180	170	286
– non-deductible UK customer compensation	166	162	87
– UK banking surcharge	136	199	0
– UK tax losses not recognised	70	305	0
– adjustments in respect of prior period liabilities	64	256	(68)
– change in tax rates	49	(4)	110
– non-UK tax losses not recognised	33	147	0
– non-deductible goodwill write-down	0	648	0
– non-deductible loss and taxes suffered on Brazil disposal	0	464	0
– non-taxable income and gains	(766)	(577)	(501)
– effect of profits in associates and joint ventures	(481)	(461)	(508)
– non-deductible regulatory settlements	(132)	20	184
– other deferred tax temporary differences previously not recognised	(49)	0	(21)
– non-taxable income and gains - Industrial Bank	0	0	(227)
– US deferred tax temporary differences previously not recognised	0	0	(184)
– other items	0	0	(116)
Total tax expense	$ 5,288	$ 3,666	$ 3,771
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxation at UK corporation tax rate of 19.25% (2016: 20.0%; 2015: 20.25%)	19.25%	20.00%	20.25%
Impact of differently taxed overseas profits in overseas locations	2.30%	0.60%	0.40%
– deferred tax remeasurement due to US federal tax rate reduction	7.50%
– local taxes and overseas withholding taxes	3.60%	6.10%	2.20%
– other permanent disallowables	2.30%	6.20%	2.20%
– bank levy	1.00%	2.40%	1.50%
– non-deductible UK customer compensation	1.00%	2.30%	0.50%
– UK banking surcharge	0.80%	2.80%	0.00%
– UK tax losses not recognised	0.40%	4.30%	0.00%
– adjustments in respect of prior period liabilities	0.40%	3.60%	(0.40%)
– change in tax rates	0.30%	(0.10%)	0.60%
– non-UK tax losses not recognised	0.20%	2.10%	0.00%
– non-deductible goodwill write-down	0.00%	9.10%	0.00%
– non-deductible loss and taxes suffered on Brazil disposal	0.00%	6.50%	0.00%
– non-taxable income and gains	(4.40%)	(8.10%)	(2.70%)
– effect of profits in associates and joint ventures	(2.80%)	(6.50%)	(2.70%)
– non-deductible regulatory settlements	(0.80%)	0.30%	1.00%
– other deferred tax temporary differences previously not recognised	(0.30%)	(0.00%)	(0.10%)
– non-taxable income and gains - Industrial Bank	(0.00%)	(0.00%)	(1.20%)
– US deferred tax temporary differences previously not recognised	(0.00%)	(0.00%)	(1.00%)
– other items	0.00%	0.00%	(0.60%)
Average effective tax rate	30.80%	51.60%	20.00%